Prepayments (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments [Abstract]
Schedule of Prepayments
	June 30, 2026	December 31, 2025
Advertising and promotion	$383,333	$1,594,444
Management fees	–	100,000
Other prepayments and deposits	4,978	3,578
	$388,311	$1,698,022